UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447
                                                     ---------

                             Brandywine Fund, Inc.
                             ---------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                           --------------------------
              (Address of principal executive offices) (Zip code)

                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                             ---------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: DECEMBER 31, 2005
                          -----------------

Item 1. Schedule of Investments.

                              BRANDYWINE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                December 31, 2005
                                   (Unaudited)

  Shares or Principal Amount                                       Value
  --------------------------                                       -----

  COMMON STOCKS - 98.9% (A)<F3>

  CONSUMER DISCRETIONARY

                 APPAREL RETAIL - 0.5%
       110,100   Charming Shoppes, Inc.*<F2>                   $    1,453,320
       290,400   Too Inc.*<F2>                                      8,192,184
       303,300   Volcom, Inc.*<F2>                                 10,315,233

                 COMPUTER & ELECTRONICS RETAIL - 2.4%
     2,205,100   Best Buy Co., Inc.                                95,877,748

                 DEPARTMENT STORES - 0.5%
       420,600   Kohl's Corp.*<F2>                                 20,441,160

                 FOOTWEAR - 0.2%
       348,500   Wolverine World Wide, Inc.                         7,827,310

                 GENERAL MERCHANDISE STORES - 4.9%
     3,501,000   Target Corp.                                     192,449,970

                 HOME FURNISHINGS RETAIL - 3.9%
     4,223,300   Bed Bath & Beyond Inc.*<F2>                      152,672,295

                 HOMEBUILDING - 0.2%
       660,600   Champion Enterprises, Inc.*<F2>                    8,997,372

                 HOUSEWARES & SPECIALTIES - 1.0%
     1,343,100   Jarden Corp.*<F2>                                 40,494,465

                 LEISURE PRODUCTS - 0.2%
       650,000   Callaway Golf Co.                                  8,996,000

                 RESTAURANTS - 0.1%
        74,200   Panera Bread Co.*<F2>                              4,873,456
                                                               --------------
                 Total Consumer Discretionary                     552,590,513
                   (Cost $582,534,924)


  CONSUMER STAPLES

                 PACKAGED FOODS & MEATS - 1.9%
     1,971,600   Dean Foods Co.*<F2>                               74,250,456

                 PERSONAL PRODUCTS - 0.1%
       201,900   Playtex Products, Inc.*<F2>                        2,759,973
                                                               --------------
                 Total Consumer Staples                            77,010,429
                   (Cost $78,266,480)

  ENERGY

                 COAL & CONSUMABLE FUELS - 0.4%
       402,500   Foundation Coal Holdings, Inc.                    15,295,000

                 INTEGRATED OIL & GAS - 0.2%
       255,100   InterOil Corp.*<F2>                                6,836,680

                 OIL & GAS DRILLING - 3.7%
       882,000   ENSCO International Inc.                          39,116,700
     1,098,700   Nabors Industries, Ltd.*<F2>                      83,226,525
       673,300   Todco                                             25,625,798

                 OIL & GAS EQUIPMENT & SERVICES - 9.5%
       240,900   Basic Energy Services, Inc.*<F2>                   4,805,955
     1,697,000   Cal Dive International, Inc.*<F2>                 60,905,330
        63,400   Core Laboratories N.V.*<F2>                        2,368,624
       380,000   Dresser-Rand Group, Inc.*<F2>                      9,188,400
     1,386,300   Halliburton Co.                                   85,895,148
       218,900   Hornbeck Offshore Services, Inc.*<F2>              7,158,030
       124,100   NS Group, Inc.*<F2>                                5,188,621
       136,900   Oceaneering International, Inc.*<F2>               6,814,882
       361,300   Oil States International, Inc.*<F2>               11,445,984
       328,000   Stolt Offshore S.A. ADR*<F2>                       3,824,480
       643,200   Superior Energy Services, Inc.*<F2>               13,539,360
       225,000   TETRA Technologies, Inc.*<F2>                      6,867,000
       276,200   Veritas DGC Inc.*<F2>                              9,802,338
     4,064,400   Weatherford International Ltd.*<F2>              147,131,280

                 OIL & GAS EXPLORATION & PRODUCTION - 0.4%
       498,000   Comstock Resources, Inc.*<F2>                     15,193,980

                 OIL & GAS STORAGE & TRANSPORTATION - 0.7%
     1,605,800   OMI Corp.                                         29,145,270
                                                               --------------
                 Total Energy                                     589,375,385
                   (Cost $458,740,268)

  FINANCIALS

                 ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
       543,300   SEI Investments Co.                               20,102,100

                 PROPERTY & CASUALTY INSURANCE - 3.7%
     2,729,300   Allstate Corp.                                   147,573,251

                 REINSURANCE - 1.4%
       830,600   PartnerRe Ltd.                                    54,545,502
                                                               --------------
                 Total Financials                                 222,220,853
                   (Cost $192,012,533)

  HEALTH CARE

                 HEALTH CARE EQUIPMENT - 2.5%
     1,343,300   Beckman Coulter, Inc.                             76,433,770
       661,500   Cytyc Corp.*<F2>                                  18,674,145
       196,000   Symmetry Medical Inc.*<F2>                         3,800,440

                 HEALTH CARE SERVICES - 2.8%
        40,800   Medco Health Solutions, Inc.*<F2>                  2,276,640
     1,523,800   Omnicare, Inc.                                    87,191,836
       177,700   Pediatrix Medical Group, Inc.*<F2>                15,738,889
       202,100   Ventiv Health, Inc.*<F2>                           4,773,602

                 MANAGED HEALTH CARE - 3.9%
       356,400   CIGNA Corp.                                       39,809,880
     2,017,250   Coventry Health Care, Inc.*<F2>                  114,902,560

                 PHARMACEUTICALS - 1.0%
     1,260,700   Endo Pharmaceuticals Holdings Inc.*<F2>           38,148,782
                                                               --------------
                 Total Health Care                                401,750,544
                   (Cost $380,901,507)

  INDUSTRIALS

                 AEROSPACE & DEFENSE - 7.2%
       525,000   Armor Holdings, Inc.*<F2>                         22,391,250
       174,300   BE Aerospace, Inc.*<F2>                            3,834,600
       527,200   Embraer-Empresa Brasileira de
                  Aeronautica S.A. ADR                             20,613,520
       140,000   Esterline Technologies Corp.*<F2>                  5,206,600
     2,185,100   Goodrich Corp.                                    89,807,610
     2,719,200   Precision Castparts Corp.                        140,881,752

                 AIRLINES - 0.6%
       604,900   Gol - Linhas Aereas
                  Inteligentes S.A. ADR                            17,064,229
       220,000   SkyWest, Inc.                                      5,909,200

                 BUILDING PRODUCTS  - 0.2%
       176,700   NCI Building Systems, Inc.*<F2>                    7,506,216

                 COMMERCIAL PRINTING - 1.6%
     1,795,100   R. R. Donnelley & Sons Co.                        61,410,371

                 CONSTRUCTION & ENGINEERING - 1.8%
       257,800   Foster Wheeler Ltd.*<F2>                           9,481,884
     1,058,100   McDermott International, Inc.*<F2>                47,201,841
       117,300   Washington Group International, Inc.               6,213,381
       400,000   Williams Scotsman International Inc.*<F2>          6,924,000

                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.6%
       150,000   Bucyrus International, Inc.                        7,905,000
       175,000   Manitowoc Company, Inc.                            8,788,500
       253,200   Wabtec Corp. d/b/a Westinghouse
                  Air Brake Technologies Corp.                      6,811,080

                 DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
       142,400   Corrections Corporation of America*<F2>            6,403,728
        35,000   West Corp.*<F2>                                    1,475,250

                 ELECTRICAL COMPONENTS & EQUIPMENT - 6.2%
       814,200   AMETEK, Inc.                                      34,636,068
     2,409,100   Emerson Electric Co.                             179,959,770
       270,100   Roper Industries, Inc.                            10,671,651
       503,500   Thomas & Betts Corp.*<F2>                         21,126,860

                 ENVIRONMENTAL SERVICES & FACILITIES SERVICES - 0.3%
       364,900   Waste Connections, Inc.*<F2>                      12,574,454

                 HUMAN RESOURCES & EMPLOYMENT SERVICES - 0.3%
       241,100   Manpower Inc.                                     11,211,150

                 INDUSTRIAL MACHINERY - 0.4%
        93,900   Gardner Denver Inc.*<F2>                           4,629,270
       219,200   IDEX Corp.                                         9,011,312

                 MARINE - 0.2%
       100,000   American Commercial Lines Inc.*<F2>                3,029,000
       409,400   Eagle Bulk Shipping Inc.                           6,517,648

                 OFFICE SERVICES & SUPPLIES - 0.1%
       154,700   Herman Miller, Inc.                                4,360,993

                 TRADING COMPANIES & DISTRIBUTORS - 0.7%
     1,164,100   United Rentals, Inc.*<F2>                         27,228,299
                                                               --------------
                 Total Industrials                                800,786,487
                   (Cost $689,599,335)

  INFORMATION TECHNOLOGY

                 APPLICATION SOFTWARE - 4.3%
     2,639,900   Adobe Systems Inc.                                97,570,704
       657,700   Amdocs Ltd.*<F2>                                  18,086,750
       988,100   Cognos, Inc.*<F2>                                 34,296,951
       375,700   Jack Henry & Associates, Inc.                      7,168,356
     1,894,100   Parametric Technology Corp.*<F2>                  11,554,010
        50,000   Witness Systems, Inc.*<F2>                           983,500

                 COMMUNICATIONS EQUIPMENT - 12.3%
       849,800   Arris Group Inc.*<F2>                              8,047,606
     3,648,400   Comverse Technology, Inc.*<F2>                    97,010,956
       461,000   Corning Inc.*<F2>                                  9,063,260
     2,911,100   L.M. Ericsson
                  Telephone Co. ADR                               100,141,840
       820,800   Foundry Networks, Inc.*<F2>                       11,335,248
     2,624,800   Harris Corp.                                     112,892,648
     4,194,000   Juniper Networks, Inc.*<F2>                       93,526,200
     1,546,600   Motorola, Inc.                                    34,937,694
       346,000   NETGEAR, Inc.*<F2>                                 6,660,500
       312,800   Polycom, Inc.*<F2>                                 4,785,840
       275,200   SafeNet, Inc.*<F2>                                 8,866,944

                 COMPUTER STORAGE & PERIPHERALS - 0.4%
       607,300   Electronics for Imaging, Inc.*<F2>                16,160,253

                 ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
       590,100   Tektronix, Inc.                                   16,646,721

                 IT CONSULTING & OTHER SERVICES - 0.6%
       215,700   Anteon International Corp.*<F2>                   11,723,295
       233,100   CACI International Inc.*<F2>                      13,375,278

                 SEMICONDUCTORS - 3.2%
     3,121,100   Analog Devices, Inc.                             111,953,857
       877,400   Fairchild Semiconductor
                  International, Inc.*<F2>                         14,836,834

                 SYSTEMS SOFTWARE - 4.2%
       206,900   MICROS Systems, Inc.*<F2>                          9,997,408
    12,832,600   Oracle Corp.*<F2>                                156,686,046
                                                               --------------
                 Total Information Technology                   1,008,308,699
                   (Cost $ 985,242,276)

  MATERIALS

                 CONSTRUCTION MATERIALS - 0.4%
       290,600   Cemex S.A. de C.V. SP-ADR                         17,241,298

                 DIVERSIFIED METALS & MINING - 2.0%
       559,800   Phelps Dodge Corp.                                80,538,426

                 STEEL - 4.1%
       379,300   Carpenter Technology Corp.                        26,729,271
       219,400   Cleveland-Cliffs Inc.                             19,432,258
       508,400   Commercial Metals Co.                             19,085,336
     1,049,800   IPSCO, Inc.                                       87,112,404
       280,300   Oregon Steel Mills, Inc.*<F2>                      8,246,426
                                                               --------------
                 Total Materials                                  258,385,419
                    (Cost $239,277,941)                        --------------

                 Total common stocks                            3,910,428,329
                   (Cost $3,606,575,264)

  SHORT-TERM INVESTMENTS - 2.7% (A)<F3>

                 COMMERCIAL PAPER - 2.7%
   $25,000,000   Morgan Stanley
                  Dean Witter & Co. Inc.,
                  due 1/03/06, discount of 4.43%                   24,993,847
    81,000,000   Countrywide Financial Corp.,
                  due 1/04/06, discounts
                  of 4.28%-4.43%                                   80,970,798
                                                               --------------
                 Total commercial paper                           105,964,645
                   (Cost $105,964,645)

                 VARIABLE RATE DEMAND NOTE - 0.0%
     2,150,998   U.S. Bank, N.A., 4.13%                             2,150,998
                                                               --------------
                 Total variable rate demand note                    2,150,998
                   (Cost $2,150,998)                           --------------

                 Total short-term investments                     108,115,643
                     (Cost $108,115,643)                       --------------

                 Total investments - 101.6%                     4,018,543,972
                     (Cost $3,714,690,907)                     --------------

                 Liabilities, less cash and
                  receivables (1.6%) (A)<F3>                      (65,514,227)
                                                               --------------
                  TOTAL NET ASSETS - 100.0%                    $3,953,029,745
                                                               --------------
                                                               --------------
  *<F2>     Non-dividend paying security.
  (A)<F3> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts
  N.V. - Netherlands Antillies Limited Liability Corp.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                  ---------------------

     By (Signature and Title)  /s/William F. D'Alonzo
                               ----------------------
                               William F. D'Alonzo, President

     Date  January 26, 2006
           ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/William F. D'Alonzo
                               ----------------------
                               William F. D'Alonzo, President

     Date  January 26, 2006
           ----------------

     By (Signature and Title)  /s/Christopher G. Long
                               ----------------------
                              Christopher G. Long, Treasurer

     Date  January 26, 2006
           ----------------